Dunham Funds

Dunham International Opportunity Bond Fund	Dunham Real Estate Stock Fund
Class A (DAIOX)	Class A (DAREX)
Class C (DCIOX)	Class C (DCREX)
Class N (DNIOX)	Class N (DNREX)

Incorporated herein by reference are the definitive versions of the Prospectus supplements for the above-referenced Funds filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on January 2, 2020 (SEC Accession No. 0001580642-20-000011).